Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues, net	$ 18,756	$ 25,715
Voyage related costs and commissions	(1,571)	(3,315)
Vessel operating expenses	(6,965)	(6,116)
General and administrative expenses	(4,573)	(1,546)
Interest and finance costs	(2,944)	(3,073)
Net income/(loss) attributable to Pyxis Tankers Inc.	(1,237)	8,842
Net income/(loss)	(1,393)	8,895
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	18,756	25,715
Voyage related costs and commissions	(1,571)	(3,315)
Vessel operating expenses	(6,965)	(6,116)
General and administrative expenses	(102)	(153)
Management fees	(937)	(742)
Depreciation and amortization of special survey costs	(4,016)	(3,289)
Interest and finance costs	(2,918)	(3,067)
Interest income	99
Net income/(loss) attributable to Pyxis Tankers Inc.	2,346	9,033
General and administrative expenses	(4,471)	(1,393)
Interest and finance costs	(26)	(6)
Interest income	758	1,261
Net income/(loss)	(1,393)	8,895
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	12,353	19,824
Voyage related costs and commissions	(1,020)	(2,492)
Vessel operating expenses	(4,030)	(3,936)
General and administrative expenses	35	(28)
Management fees	(463)	(452)
Depreciation and amortization of special survey costs	(2,086)	(2,099)
Interest and finance costs	(1,356)	(1,863)
Interest income	72
Net income/(loss) attributable to Pyxis Tankers Inc.	3,505	8,954
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	6,403	5,891
Voyage related costs and commissions	(551)	(823)
Vessel operating expenses	(2,935)	(2,180)
General and administrative expenses	(137)	(125)
Management fees	(474)	(290)
Depreciation and amortization of special survey costs	(1,930)	(1,190)
Interest and finance costs	(1,562)	(1,204)
Interest income	27
Net income/(loss) attributable to Pyxis Tankers Inc.	$ (1,159)	$ 79